Income Taxes (Provision For Income Taxes/(Benefit)) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Current taxes: Federal									$ (29,396)	$ 7,927	$ 43,962
Current taxes: State									(334)	5,818	9,672
Current taxes: Foreign									(1,734)	1,255	1,329
Current taxes: Total									(31,464)	15,000	54,963
Deferred taxes: Federal									114,842	39,127	(9,396)
Deferred taxes: State									1,728	6,261	3,056
Deferred taxes: Foreign									1,559	674	608
Deferred Income Tax Expense (Benefit), Total									118,129	46,062	(5,732)
Provision for income taxes	$ 1,168	$ 41,603	$ 30,387	$ 13,507	$ 28,014	$ 10,168	$ 6,022	$ 16,858	$ 86,665	$ 61,062	$ 49,231